Expected Credit Losses	6 Months Ended
Jun. 30, 2021
Credit Loss [Abstract]
Expected Credit Losses	Expected Credit Losses
The table below sets forth the allowance for credit losses:

	June 30, 2021	December 31, 2020
(In $ millions)
Expected credit loss provision	2.7	3.1
For the six months ended June 30, 2021 the Company recognized a $0.2 million provision for expected credit losses, offset by $0.6 million in recoveries collected from the prior period provision. New provisions and recoveries of previous provisions are recorded in rig operating and maintenance expenses in the Unaudited Consolidated Statement of Operations, as and when they occur.